Document and Entity Information	Apr. 08, 2020
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 08, 2020
Entity File Number	001-36501
Entity Registrant Name	MICHAELS COMPANIES, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1737959
Entity Address, Address Line One	8000 Bent Branch Drive
Entity Address, State or Province	TX
Entity Address, City or Town	Irving
Entity Address, Postal Zip Code	75063
City Area Code	972
Local Phone Number	409-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.06775 par value
Trading Symbol	MIK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001593936
Amendment Flag	false